OTHER ASSETS	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS

8.	OTHER ASSETS

As of March 27, 2021 and June 27, 2020, other assets consist of the following:

	March 27,	June 27,
	2021	2020

Long-Term Security Deposits for Leases	$4,817,042	$8,177,871
Loans and Other Long-Term Deposits	7,808,326	7,568,738
Other Assets	5,593	53,648

Total Other Assets	$12,630,961	$15,800,257

13.	OTHER ASSETS

As of June 27, 2020 and June 29, 2019, other assets consist of the following:

	2020	2019

Long Term Security Deposits for Leases	$9,752,611	$10,451,381
Loans and other Long-Term Deposits	7,568,738	20,501,166
Other Assets	53,648	1,350,000
Total Other Assets	$17,374,997	$32,302,547

During the year ended June 27, 2020, management noted indicators of realizability for certain loans and assets. Accordingly, the Company recorded an impairment of $5,944,143 which is included as a component of impairment expense in the Consolidated Statements of Operations.